Related party balances and transactions (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended					0 Months Ended
	Jul. 31, 2013 Overseas internet service company [Member]	Jul. 31, 2013 Overseas internet service company [Member] Ordinary shares [Member]	Jul. 31, 2013 Overseas internet service company [Member] Related party N [Member]	Jul. 31, 2013 Overseas internet service company [Member] Related party N [Member] Ordinary shares [Member]	Jul. 31, 2013 Overseas internet service company [Member] Related party N [Member] ADS [Member]	Jan. 10, 2012 Former Subsidiary [Member] Related party O [Member]
Business Acquisition [Line Items]
Percentage of economic ownership	51.00%
Equity shares sold by a shareholder to the Group, percentage			28.53%
Business acquisition, number of shares issued		204,466		51,722	34,481
Business acquisition, value of shares issued		$ 7,864	$ 1,989
Percentage of disposed equity interest						53.50%